ACCUMULATED OTHER COMPREHENSIVE LOSS (Tables)	12 Months Ended
Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Amounts recognized in accumulated other comprehensive income
The amounts recognized in accumulated other comprehensive income consist of:

(in thousands of $)	2018	2017
Net actuarial loss (see note 26)	9,218	12,799
As at December 31, 2018, 2017 and 2016, our accumulated other comprehensive loss balances consisted of the following components:

	Pension and post retirement benefit plan adjustments	Share of affiliates comprehensive (loss) income	Total accumulated comprehensive (loss) income
Balance at December 31, 2015	(12,400)	(192)	(12,592)
Other comprehensive (loss) income	(556)	3,606	3,050
Balance at December 31, 2016	(12,956)	3,414	(9,542)
Other comprehensive income	157	1,616	1,773
Balance at December 31, 2017	(12,799)	5,030	(7,769)
Other comprehensive income (loss)	3,581	(24,324)	(20,743)
Balance at December 31, 2018	(9,218)	(19,294)	(28,512)